Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	May 23, 2016	Mar. 31, 2016	Mar. 31, 2015	Sep. 06, 2013	Sep. 05, 2013
Statement of Financial Position [Abstract]
Common Stock, Par Value	$ 0.001		$ 0.001	$ .001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	4,000,000,000	4,000,000,000	4,000,000,000	4,000,000,000	375,030,000	900,000
Common Stock, Issued	1,307,401,310		216,364,262	15,410,840
Preferred Stock, Par Value	$ 0.001		$ .001	$ .001
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000
Preferred Stock, Issued	6,000,000		6,000,000	6,000,000